IFRS 7 Disclosures - Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Interval percentage of which impact of rebalancing equity hedges for dynamically hedged variable annuity guarantee best estimate liabilities	5.00%	5.00%
10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Percentage of changes in market values of publicly traded equities	10.00%	10.00%
20% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Percentage of changes in market values of publicly traded equities	20.00%	20.00%
30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Percentage of changes in market values of publicly traded equities	30.00%	30.00%